Receivables, Net - Receivables, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts receivable from third parties	$ 1,058	$ 549
Allowance for doubtful accounts	(1)	(3)
Other receivables	73	47
Accounts receivable	$ 1,130	$ 593